Financial Instruments - Schedule of Fair Value Hierarchy of Assets and Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 9,061	$ 6,952
Financial liabilities	2,566	2,235
Liability towards contingent consideration (Refer to Note 2.5)	13
Financial Liability Under Option Arrangements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	95	82
Other Liabilities Including Contingent Consideration
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,373	1,099
Liability towards contingent consideration (Refer to Note 2.5)	22	45
Liquid Mutual Fund
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	205	278
Quoted Debt Securities | Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,755	688
Unquoted Compulsorily Convertible Debentures
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1
Unquoted Compulsorily Convertible Debentures | Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1
Unquoted Investments Others
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	10	7
Unquoted Investments Others | Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	10	7
Unquoted Equity and Preference Securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	25	15
Unquoted Equity and Preference Securities | Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	25	15
Derivative Financial Instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	8	65
Fixed Maturity Plan Securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		65
Fixed Maturity Plan Securities | Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		65
Certificates of Deposit
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		149
Certificates of Deposit | Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		149
Derivative Financial Instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	26	8
Level 1 | Liquid Mutual Fund
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	205	278
Level 1 | Quoted Debt Securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,556	618
Level 2 | Quoted Debt Securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	199	70
Level 2 | Derivative Financial Instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	8	65
Level 2 | Fixed Maturity Plan Securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		65
Level 2 | Certificates of Deposit
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		149
Level 2 | Derivative Financial Instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	26	8
Level 3 | Financial Liability Under Option Arrangements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	95	82
Level 3 | Other Liabilities Including Contingent Consideration
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liability towards contingent consideration (Refer to Note 2.5)	22	45
Level 3 | Unquoted Compulsorily Convertible Debentures
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1
Level 3 | Unquoted Investments Others
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	10	7
Level 3 | Unquoted Equity and Preference Securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 25	$ 15